Leases - The Company as Lessee - Schedule of company's lease expenses and sub-lease income (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charter Hire Expenses [Member]
Lease expense for chartered-in contracts 12 months or less				$ 4,708,988
Lease expense for chartered-in contracts greater than 12 months			$ 318,606	1,560,000
Total charter hire expenses			318,606	6,268,988
General and Administrative Expense [Member]
Lease expense for office leases		$ 97,726	90,121	87,192
Revenue [member]
Sub lease income from chartered-in contracts greater than 12 months	[1]		$ 860,227	$ 3,091,390

[1]	The sub-lease income represents only time charter revenue earned on the chartered-in contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019 (2020 & 2021: nil). Additionally, there is revenue earned from time charters from chartered-in contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019. No such contracts existed for the s ended December 31, 2020 and 2021.